Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 item
Income Taxes
Changes to the returns as originally filed	$ 0	$ 0
Returns are currently under examination		0
Deferred expense:
Federal	1,516	1,516
State	522	522
Total deferred expense	2,038	2,038
Total provision for income taxes	$ 2,038	$ 2,038
Reconciliation of the entity's provision for income taxes at statutory rates to the provision for income taxes at the entity's effective tax rate
Statutory federal tax rate (as a percent)	35.00%	35.00%
Rate attributable to non-controlling interest (as a percent)	(31.60%)	(33.40%)
State income taxes, net of federal benefit (as a percent)	0.70%	0.30%
Valuation allowance (as a percent)	0.00%	0.00%
Effective tax rate (as a percent)	4.10%	1.90%